CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jul. 31, 2017		Dec. 31, 2017		Jun. 30, 2018		Jun. 30, 2017		Mar. 31, 2017
Revenues:
Total revenues	$ 105,601						$ 178,753		$ 197,094
Costs and expenses:
Vessel operating costs	68,012						120,502		129,376
Costs of other operating revenues	642						3,792		3,116
General and administrative	24,425						46,619		47,990
Vessel operating leases							1,215
Depreciation and amortization	12,785						20,337		24,802
Gain on asset dispositions, net	(1,338)						(6,616)		(3,257)
Asset impairments	1,215	[1]					16,777	[2]	7,401	[1]
Total costs and expenses	105,741						202,626		209,428
Operating loss	(140)						(23,873)		(12,334)
Other income (expenses):
Foreign exchange loss	(1,002)						(407)		(1,350)
Equity in net earnings (losses) of unconsolidated companies	390						2,130		(15,049)
Interest income and other, net	2,914						2,771		2,786
Reorganization items							(4,299)
Interest and other debt costs, net	(7,547)						(13,009)		(15,146)
Total other income (expenses)	(5,245)						(12,814)		(28,759)
Loss before income taxes	(5,385)						(36,687)		(41,093)
Income tax (benefit) expense	5,797						2,039		9,118
Net loss	(11,182)						(38,726)		(50,211)
Less: Net income (loss) attributable to noncontrolling interests	(242)						540		(99)
Net loss attributable to Tidewater Inc.	$ (10,940)						$ (39,266)		$ (50,112)
Basic loss per common share	$ (0.44)	[3]					$ (1.82)	[4]	$ (2.09)	[3]
Diluted loss per common share	$ (0.44)	[5]					$ (1.82)	[6]	$ (2.09)	[5]
Weighted average common shares outstanding	24,654,220	[7]					21,539,143	[8]	23,989,254	[7]
Dilutive effect of stock options and restricted stock	0						0		0
Adjusted weighted average common shares	24,654,220						21,539,143		23,989,254
Vessel Revenues
Revenues:
Total revenues	$ 104,174						$ 171,884		$ 191,668
Other Operating Revenues
Revenues:
Total revenues	$ 1,427	[9]					$ 6,869		$ 5,426	[9]
Predecessor
Revenues:
Total revenues			$ 115,106		$ 151,369						$ 275,855		$ 601,611
Costs and expenses:
Vessel operating costs			83,773		116,438						164,618		359,171
Costs of other operating revenues			1,585		2,348						4,274		12,729
General and administrative			33,059		41,832						74,786		145,879
Vessel operating leases			5,542		6,165						13,985		33,766
Depreciation and amortization			36,287		47,447						73,879		167,291
Gain on asset dispositions, net			(3,189)		(3,561)						(9,253)		(24,099)
Asset impairments			163,423	[1]	184,748	[2]					228,280	[1]	484,727	[2]
Total costs and expenses			320,480		395,417						550,569		1,179,464
Operating loss			(205,374)	[10]	(244,048)						(274,714)		(577,853)
Other income (expenses):
Foreign exchange loss			(1,157)		(3,181)						(493)		(1,638)
Equity in net earnings (losses) of unconsolidated companies			4,517		4,786						7,358		5,710
Interest income and other, net			1,680		2,384						3,268		5,193
Reorganization items			(313,176)		(1,396,905)						(313,176)
Interest and other debt costs, net			(10,605)		(11,179)						(31,613)		(75,026)
Total other income (expenses)			(318,741)		(1,404,095)						(334,656)		(65,761)
Loss before income taxes			(524,115)		(1,648,143)						(609,370)		(643,614)
Income tax (benefit) expense			295		(1,234)						2,012		6,397
Net loss			(524,410)		(1,646,909)						(611,382)		(650,011)
Less: Net income (loss) attributable to noncontrolling interests			24								7,907		10,107
Net loss attributable to Tidewater Inc.			$ (524,434)		$ (1,646,909)						$ (619,289)		$ (660,118)
Basic loss per common share			$ (11.13)	[3]	$ (34.95)	[4]					$ (13.15)	[3]	$ (14.02)	[4]
Diluted loss per common share			$ (11.13)	[5]	$ (34.95)	[6]					$ (13.15)	[5]	$ (14.02)	[6]
Weighted average common shares outstanding			47,121,304	[7]	47,121,330	[8]					47,101,155	[7]	47,071,066	[8]
Dilutive effect of stock options and restricted stock			0		0						0		0
Adjusted weighted average common shares			47,121,304		47,121,330						47,101,155		47,071,066
Predecessor | Vessel Revenues
Revenues:
Total revenues			$ 112,257		$ 146,597						$ 269,162		$ 583,816
Predecessor | Other Operating Revenues
Revenues:
Total revenues			$ 2,849	[9]	$ 4,772						$ 6,693	[9]	$ 17,795

[1]	Refer to Note (14) for additional information regarding asset impairment.
[2]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[3]	Tidewater calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding shares of common stock, basic".
[4]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[5]	Tidewater calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[6]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[7]	Common shares and new creditor warrants and the sum of common shares and New Creditor Warrants outstanding at June 30, 2018, were 26,085,274, 3,924,441 and 30,009,715, respectively.
[8]	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
[9]	Included in other operating revenues for the quarter and six months ended June 30, 2017, were $0.5 million and $0.8 million, respectively, of revenues related to the company's subsea business. The eight ROVs representing substantially all of the company's subsea assets were sold in December 2017.
[10]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows: